Non-controlling Interests - Narrative (Details) $ in Thousands		8 Months Ended	12 Months Ended
	May 03, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Noncontrolling Interest [Line Items]
Conversion ratio	0.8		1.25
Carvana Group
Noncontrolling Interest [Line Items]
Ownership percentage by Carvana Co.		12.90%	12.90%
Ownership percentage by existing unitholders		87.10%	87.10%
Additional Paid-in Capital
Noncontrolling Interest [Line Items]
Noncontrolling interest, adjustment related to exchanges of LLC Units		$ 3,631	$ (3,600)
Adjustments to non-controlling interests		340	300
Non-controlling Interests
Noncontrolling Interest [Line Items]
Noncontrolling interest, adjustment related to exchanges of LLC Units		(3,631)	(3,631)
Adjustments to non-controlling interests		$ (340)	$ (340)